Loans Held for Investment - Summary of Loans Held for Investment (Parenthetical) (Detail) - Mezzanine Loan Held-For-Investment	3 Months Ended
Mar. 31, 2020
Accounts Notes And Loans Receivable [Line Items]
Interest rate on loan	9.00%
Minimum rate	8.00%
Frequency of payment description	paid in cash on a monthly basis
Prime
Accounts Notes And Loans Receivable [Line Items]
Interest rate on loan	3.25%